Lease (Details) - Schedule of Operating Lease Arrangements - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Operating lease right-of-use assets	$ 1,161,141	$ 1,471,899
LIABILITIES
Operating lease liabilities (current)	369,314	347,100
Operating lease liabilities (noncurrent)	$ 791,827	$ 1,124,799